Other Payables, Accruals and Advance Receipts (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	December 31,
	2017	2016
	(in US$'000)
Accrued salaries and benefits	9,295	7,057
Accrued research and development expenses	14,613	11,771
Accrued selling and marketing expenses	4,121	4,340
Accrued administrative and other general expenses	4,729	4,078
Deferred government incentives	1,790	1,755
Loan from a non-controlling shareholder of a subsidiary (Note 22 (iv))	1,550	—
Payments in advance from customers	1,282	899
Others	3,573	1,816

	40,953	31,716